Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments in Associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	$—	$4,074

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	768	803
KingwayTek Technology Co., Ltd. (“KWT”)	—	217

Non-listed
ST-2 Satellite Ventures Pte. Ltd. (“STS”)	496	501
International Integrated System, Inc. (“IISI”)	306	335
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	286	317
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	213	268
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	199	194
So-net Entertainment Taiwan Limited (“So-net”)	120	186
KKBOX Taiwan Co., Ltd. (“KKBOXTW”, previously known as Skysoft Co., Ltd.)	147	151
Taiwan International Ports Logistics Corporation (“TIPL”)	50	51
Click Force Co., Ltd. (“CF”)	38	37
UUPON Inc. (“UUPON”, previously known as Dian Zuan Integrating Marketing Co., Ltd.)	4	(3)
Cornerstone Ventures Co., Ltd. (“CVC”)	5	5
Alliance Digital Tech Co., Ltd. (“ADT”)	3	3
KingwayTek Technology Co., Ltd. (“KWT”)	97	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$2,732	$7,139

The percentages of ownership and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership and Voting Rights
	December 31
	2018	2019
Material associate
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”)	—	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	26	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
International Integrated System, Inc. (“IISI”)	32	31
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
Click Force Co., Ltd. (“CF”)	49	49
UUPON Inc. (“UUPON”)	22	22
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	14
MeWorks Limited (HK) (“MeWorks”)	20	20

Summarized financial information of NCB (preparatory office) is set out below:

December 31
2019
NT$
(In Millions)
Current assets	$10,000
Noncurrent assets	452
Current liabilities	(291)
Noncurrent liabilities	(437)

Equity	$9,724

The percentage of ownership held by the Company	41.9%

Equity attributable to the Company and carrying amount of investment	$4,074

Period from the Beginning Date of Preparation to December 31, 2019
NT$
(In Millions)
Revenues	$—

Net loss for the period	$(276)
Other comprehensive income	—
Total comprehensive loss for the year	$(276)

Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$420	$509	$575
The Company’s share of other comprehensive income (loss)	(4)	5	(3)
The Company’s share of total comprehensive income	$416	$514	$572

The Level 1 fair values based on the closing market prices of SNI and KWT as of the balance sheet dates were as follows:

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
SNI	$1,447	$2,014
KWT	$—	$873

Investments in Joint Ventures	Summarized financial information of joint ventures that were not material to the Company was as follows:
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
The Company’s share of loss	$(1)	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$(1)	$—	$—